Financial Assets and Liabilities - Summary of Consolidated Carrying Values and Fair Values of Financial Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Noncurrent Financial Assets
Debt instruments at amortized cost	₱ 370	₱ 395
Other financial assets – net of current portion	3,126	3,481
Total	3,066	3,571
Noncurrent Financial Liabilities
Long-term debt - net of current portion	258,246	243,152
Customers' deposits	2,046	2,238
Total	247,962	233,845
Carrying Value [Member]
Noncurrent Financial Assets
Debt instruments at amortized cost	370	395
Other financial assets – net of current portion	3,126	3,481
Total	3,496	3,876
Noncurrent Financial Liabilities
Long-term debt - net of current portion	258,246	243,152
Customers' deposits	2,046	2,238
Deferred credits and other noncurrent liabilities	90	229
Total	260,382	245,619
Fair Value [Member]
Noncurrent Financial Assets
Debt instruments at amortized cost	363	387
Other financial assets – net of current portion	2,703	3,184
Total	3,066	3,571
Noncurrent Financial Liabilities
Long-term debt - net of current portion	246,572	232,195
Customers' deposits	1,311	1,425
Deferred credits and other noncurrent liabilities	79	225
Total	₱ 247,962	₱ 233,845